Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Rental income from:	¥ 537,435	$ 75,696	¥ 563,238	¥ 507,862
EaSuMed Holding Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Consulting service received from:	¥ 18	$ 3	¥ 201	2,195
Guangzhou Burning Rock Biological Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Equipment usage service income from:				441
Guangzhou Burning Rock Biological Engineering Co., Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Rental income from:				¥ 187